DEVELOPMENT STAGE AND GOING CONCERN (Details 1) (USD $)	12 Months Ended						72 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2013	Sep. 30, 2013 Scenario, Previously Reported [Member]	Jun. 30, 2013 Scenario, Previously Reported [Member]	Mar. 31, 2013 Scenario, Previously Reported [Member]	Jun. 30, 2013 Scenario, Previously Reported [Member]	Sep. 30, 2013 Scenario, Previously Reported [Member]	Sep. 30, 2013 Restatement Adjustment [Member]	Jun. 30, 2013 Restatement Adjustment [Member]	Mar. 31, 2013 Restatement Adjustment [Member]	Jun. 30, 2013 Restatement Adjustment [Member]	Sep. 30, 2013 Restatement Adjustment [Member]
Restatement Of Prior Year Income [Line Items]
Operating loss	$ (5,711,134)	$ (4,090,342)					$ (15,435,713)	$ (678,548)	$ (1,304,475)	$ (1,884,597)	$ (3,189,072)	$ (3,867,619)	$ (678,548)	$ (1,304,475)	$ (1,884,597)	$ (3,189,072)	$ (3,867,619)
Non-operating income (loss)	(9,420,547)	(1,045,276)					(11,192,145)	(1,346,964)	403,590	(972,691)	(569,101)	(1,916,066)	(2,361,623)	106,876	(2,753,056)	(2,646,180)	(5,007,804)
Net loss	$ (15,131,681)	$ (5,135,618)	$ (4,440,103)	$ (1,207,561)	$ (306,190)	$ (406,706)	$ (26,627,858)	$ (2,025,512)	$ (900,885)	$ (2,857,288)	$ (3,758,173)	$ (5,783,685)	$ (3,040,171)	$ (1,197,599)	$ (4,637,653)	$ (5,835,252)	$ (8,875,423)
Net loss per common share, basic and diluted (in dollar per share)	$ (0.03)	$ (0.04)						$ 0.00	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)